Equity Method and Other Investment - Schedule Of Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Carrying Value	$ 197,942		$ 214,940		$ 203,719
Cost Basis	265,589		245,309
Investments Held By WeCap Holdings Partnership [Member]
Schedule of Investments [Line Items]
Carrying Value			61,688		66,002
Cost Basis			63,413
Investments Held By WeCap Holdings Partnership [Member] | Equity Method Investments and Notes Receivables [Member]
Schedule of Investments [Line Items]
Carrying Value	70,694		61,688
Cost Basis	74,147
Wpi Fund [Member] | Equity Method Investments [Member]
Schedule of Investments [Line Items]
Carrying Value	89,864		63,301		54,387
Cost Basis	52,805		52,805
Percentage Ownership		8.00%		8.00%
India Co [Member] | Convertible Debt Securities [Member]
Schedule of Investments [Line Items]
Carrying Value	33,556		49,849		5,541
Cost Basis	105,248		90,248
China Co [Member] | Equity Method Investments [Member]
Schedule of Investments [Line Items]
Carrying Value			29,323		0
Cost Basis	29,323		29,323
Percentage Ownership		19.70%		21.60%
Creator Fund Investments [Member] | Miscellaneous Investments [Member]
Schedule of Investments [Line Items]
Carrying Value			0		38,162
Cost Basis			0
Other [Member] | Miscellaneous Investments [Member]
Schedule of Investments [Line Items]
Carrying Value	3,828		10,779		$ 39,627
Cost Basis	$ 4,066		$ 9,520